UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

MoneyMart Assets, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 7/31/2009

Date of reporting period: 1/31/2009

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT

JANUARY 31, 2009

MONEYMART ASSETS, INC.

FUND TYPE

Money market

OBJECTIVE

Maximum current income consistent with stability of capital and the maintenance of liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2009 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

March 16, 2009

Dear Shareholder:

On the following pages, you’ll find your semiannual report for MoneyMart Assets, including a listing of its holdings at period-end. Money market investments such as MoneyMart Assets are at the low-risk, low-reward end of the risk/reward spectrum, and the primary measure of their performance is the seven-day current yield, which is included in the attached report.

MoneyMart Assets may be an important part of your overall financial plan. We recommend you review your financial plan regularly with your financial professional. He or she can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your tolerance for risk, time horizon, and financial goals. Keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for choosing MoneyMart Assets.

Sincerely,

Judy A. Rice, President

MoneyMart Assets, Inc.

MoneyMart Assets, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of MoneyMart Assets, Inc. is to seek maximum current income consistent with stability of capital and the maintenance of liquidity. There can be no assurance that the Fund will achieve its investment objective.

The Fund is a diversified portfolio of high-quality, U.S. dollar-denominated money market securities issued by the U.S. government, its agencies and instrumentalities, and major corporations and commercial banks in the United States and foreign countries. Maturities can range from one day to 13 months. The Fund generally only purchases securities rated in one of the two highest short-term rating categories or one of the three highest long-term rating categories by at least two major rating agencies, or, if not rated, deemed to be of equivalent quality by the investment subadviser.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852. Gross operating expenses: Class A, 0.56%; Class B, 0.43%; Class C, 0.43%; Class L, 0.93%; Class M, 1.43%; Class X, 1.43%; and Class Z, 0.43%. Net operating expenses: Class A, 0.56%; Class B, 0.43%; Class C, 0.43%; Class L, 0.90%; Class M, 1.08%; Class X, 1.08%; Class Z, 0.43%, after a voluntary waiver of distribution fees on Class L, M, and X shares.

Fund Facts as of 1/31/09
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	0.70%	$1.00	44 Days	$791.6
Class B*	0.83	$1.00	44 Days	$82.1
Class C*	0.83	$1.00	44 Days	$31.5
Class L	0.50	$1.00	44 Days	$6.7
Class M	0.50	$1.00	44 Days	$12.4
Class X	0.50	$1.00	44 Days	$6.6
Class Z*	0.83	$1.00	44 Days	$170.5
iMoneyNet, Inc. Prime Retail Avg.**	0.51	N/A	53 Days	N/A

*	Class B, Class C, and Class Z shares are not subject to distribution and service (12b-1) fees.

**	iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. This is based on the data of all funds in the iMoneyNet, Inc. Prime Retail Average category as of January 27, 2009, the closest reported date prior to the end of our reporting period.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to

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preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Notwithstanding the preceding statements, the Fund is participating in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds. The Program generally does not guarantee any new investments in the Fund made after September 19, 2008, and is scheduled to expire on April 30, 2009, unless extended by the U.S. Treasury Department. For more information about the Program’s scope and limitations, please see the Fund’s current prospectus as supplemented on December 4, 2008 and as may be supplemented from time to time.

Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

MoneyMart Assets, Inc.	3

Your Fund’s Performance (continued)

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852. Gross operating expenses: Class A, 0.56%; Class B, 0.43%; Class C, 0.43%; Class L, 0.93%; Class M, 1.43%; Class X, 1.43%; and Class Z, 0.43%. Net operating expenses: Class A, 0.56%; Class B, 0.43%; Class C, 0.43%; Class L, 0.90%; Class M, 1.08%; Class X, 1.08%; Class Z, 0.43%, after a voluntary waiver of distribution fees on Class L, M, and X shares.

The graphs portray weekly 7-day current yields and weekly WAMs for MoneyMart Assets, Inc. (Class A shares—yields only) and the iMoneyNet, Inc. Prime Retail Average every Tuesday from January 29, 2008 to January 27, 2009, the closest dates to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of January 31, 2009.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Notwithstanding the preceding statements, the Fund is participating in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds. The Program generally does not guarantee any new investments in the Fund made after September 19, 2008, and is scheduled to expire on April 30, 2009, unless extended by the U.S. Treasury Department. For more information about the Program’s scope and limitations, please see the Fund’s current prospectus as supplemented on December 4, 2008 and as may be supplemented from time to time.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2008, at the beginning of the period, and held through the six-month period ended January 31, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

MoneyMart Assets, Inc.	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MoneyMart Assets, Inc.		Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,009.30	0.56%	$2.84
	Hypothetical	$1,000.00	$1,022.38	0.56%	$2.85

Class B	Actual	$1,000.00	$1,010.00	0.43%	$2.18
	Hypothetical	$1,000.00	$1,023.04	0.43%	$2.19

Class C	Actual	$1,000.00	$1,010.00	0.43%	$2.18
	Hypothetical	$1,000.00	$1,023.04	0.43%	$2.19

Class L	Actual**	$1,000.00	$1,003.30	0.90%	$2.40
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

Class M	Actual**	$1,000.00	$1,002.70	1.08%	$2.87
	Hypothetical	$1,000.00	$1,019.76	1.08%	$5.50

Class X	Actual**	$1,000.00	$1,002.70	1.08%	$2.87
	Hypothetical	$1,000.00	$1,019.76	1.08%	$5.50

Class Z	Actual	$1,000.00	$1,010.00	0.43%	$2.18
	Hypothetical	$1,000.00	$1,023.04	0.43%	$2.19

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2009, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2009 (to reflect the six-month period) with the exception of

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the Class L, Class M and Class X “Actual” information, which reflects the 97-day period ended January 31, 2009 due to its inception date of October 27, 2008. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** Class L, Class M and Class X shares commenced operations on October 27, 2008.

MoneyMart Assets, Inc.	7

Portfolio of Investments

as of January 31, 2009 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 22.0%
$15,000	Australia & New Zealand Banking Group Ltd. 2.05%, 2/19/09	$14,999,995
30,000	Bank of Nova Scotia (Scotiabank) 0.35%, 2/20/09	30,000,000
21,000	Barclays Bank PLC 2.00%, 10/7/09	21,000,000
10,000	2.00%, 10/9/09	10,000,000
32,000	Royal Bank of Scotland/New York 2.11%, 2/2/09	32,000,000
30,000	State Street Bank and Trust Co. 0.25%, 2/17/09	30,000,000
44,000	Toronto-Dominion Bank (The) 1.97%, 9/24/09	44,000,000
50,000	U.S. Bank N.A. 1.00%, 3/30/09	50,000,000
10,000	UBS AG 1.055%, 3/9/09	10,000,000

		241,999,995

Commercial Paper 47.5%
20,000	Australia & New Zealand Banking Group Ltd. 2.6012%, 10/2/09(b), 144A	20,000,000
9,000	AXA SA, 144A 0.90%, 3/12/09(a)	8,991,225
34,000	Bank of Ireland 2.7012%, 9/4/09(b)	34,000,000
12,000	Bank of Nova Scotia (Scotiabank) 0.34%, 2/20/09(a)	11,997,847
25,000	CBA (Delaware) Finance, Inc. 2.00%, 3/3/09(a)	24,958,333
30,839	Citigroup Funding, Inc. 1.00%, 2/10/09(a)(e)	30,831,290
25,000	1.274%, 4/30/09(b)(e)	25,000,000
15,000	Edison Asset Securitization, LLC, 144A 0.25%, 2/23/09(a)	14,997,708
16,000	Electricite de France, 144A 0.40%, 2/17/09(a)	15,997,156
25,000	General Electric Capital Corp. 0.60%, 6/23/09(a)(e)	24,940,833
40,000	HSBC USA, Inc. 2.00%, 2/5/09(a)	39,991,111

See Notes to Financial Statements.

MoneyMart Assets, Inc.	9

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (cont’d.)
$50,000	Lloyds TSB Bank PLC 1.08%, 2/17/09(a)	$49,975,999
42,000	National Australia Funding (Delaware), Inc., 144A 1.899%, 2/2/09(a)	41,997,782
25,000	New York Capital Corp., 144A 0.45%, 2/26/09(a)	24,992,188
13,000	New York Life Capital Corp., 144A 0.37%, 2/9/09(a)	12,998,931
15,000	Nokia Corp., 144A 0.75%, 3/9/09(a)	14,988,750
41,093	Old Line Funding LLC, 144A 0.36%, 2/20/09(a)	41,085,180
2,000	Reckitt Benckiser TSY, 144A 1.90%, 2/9/09(a)	1,999,156
22,000	SanPaolo IMI U.S. Financial Corp. 2.05%, 2/2/09(a)	21,998,747
7,000	2.07%, 2/4/09(a)	6,998,793
20,000	Societe Generale North America, Inc. 0.68%, 3/2/09(a)	19,989,044
7,574	0.76%, 4/14/09(a)	7,562,488
25,000	State Street Corp. 0.40%, 2/24/09(a)	24,993,611
2,000	UBS Finance (Delaware), LLC 1.17%, 2/18/09(a)	1,998,895

		523,285,067

Other Corporate Obligations 15.7%
10,000	Bank of America Corp. 1.586%, 9/25/09(b)	9,918,853
20,000	1.234%, 4/29/09(b)(e)	20,000,000
8,000	0.40%, 2/27/09(b)	7,996,992
20,000	Bank of America, NA, Notes 2.906%, 8/6/09(b)	20,000,000
5,000	General Electric Capital Corp., MTN 3.342%, 2/2/09(b)	5,000,005
50,000	Goldman Sachs, Gtd. Notes 2.25%, 3/9/09(a)(c)(e)	50,000,001
40,000	Nordea Bank AB, 144A 1.509%, 9/24/09(b)	39,999,999
20,000	Wells Fargo & Co., MTN 1.667%, 9/23/09	20,008,063

		172,923,913

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

U.S. Government Agency Obligations 9.4%
$10,000	Federal Home Loan Bank, Notes 0.23%, 2/17/09(b)	$10,000,000
20,000	0.38%, 2/19/09(b)	20,000,000
25,000	0.41%, 2/23/09(b)	25,000,000
24,000	0.46%, 2/27/09(b)	24,000,000
25,000	0.49%, 3/27/09(b)	25,000,000

		104,000,000

Repurchase Agreements 5.5%
59,984	Merrill Lynch, Inc. 0.30%, dated 1/31/09, due 2/02/09 in the amount of $59,985,500 (cost $59,984,000; the value of the collateral including accrued interest was $61,183,631)(d)	59,984,000

	Total Investments 100.1% (amortized cost $1,102,192,975)(f)	1,102,192,975
	Liabilities in excess of other assets (0.1%)	(889,017)

	Net Assets 100.0%	$1,101,303,958

MTN—Medium Term Note.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Floating Rate Security. The interest rate shown reflects the rate in effect at January 31, 2009.
(c)	Indicates a security that has been deemed illiquid.
(d)	Repurchase agreements are collateralized by United States Treasury or Federal Agency obligations.
(e)	FDIC-Guaranteed issued under temporary liquidity guarantee program.
(f)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

MoneyMart Assets, Inc.	11

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$—	—
Level 2—Other Significant Observable Inputs	1,102,192,975	—
Level 3—Significant Unobservable Inputs	—	—

Total	$1,102,192,975	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008 and January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2009 was as follows:

Commercial Banks	22.9%
Foreign Banks	22.4
Non-Captive Finance	20.1
Security Brokers & Dealers	10.0
U.S. Government Agency Obligations	9.4
Financial Services	6.0
Asset Backed Securities	5.1
Telecom	1.4
Electric	1.4
Life Insurance	1.2
Consumer	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

JANUARY 31, 2009	SEMIANNUAL REPORT

MoneyMart Assets, Inc.

Statement of Assets and Liabilities

as of January 31, 2009 (Unaudited)

Assets
Investments, at amortized cost which approximates market value	$1,102,192,975
Cash	1,532
Receivable for Fund shares sold	4,337,451
Interest receivable	1,135,907
Prepaid expenses	133,505

Total assets	1,107,801,370

Liabilities
Payable for Fund shares reacquired	4,534,810
Accrued expenses	1,241,633
Management fee payable	291,102
Affiliated transfer agent fee payable	138,113
Dividends payable	126,627
Distribution fee payable	96,528
Deferred directors’ fees	68,599

Total liabilities	6,497,412

Net Assets	$1,101,303,958

Net assets were comprised of:
Common stock, at par ($.001 par value; 20 billion shares authorized for issuance)	$1,101,293
Paid-in capital in excess of par	1,100,202,665

Net assets, January 31, 2009	$1,101,303,958

See Notes to Financial Statements.

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Class A
Net asset value, offering price and redemption price per share ($791,575,678 ÷ 791,567,043 shares of common stock issued and outstanding)	$1.00

Class B
Net asset value, offering price and redemption price per share ($82,055,842 ÷ 82,053,910 shares of common stock issued and outstanding)	$1.00

Class C
Net asset value, offering price and redemption price per share ($31,499,623 ÷ 31,499,137 shares of common stock issued and outstanding)	$1.00

Class L
Net asset value, offering price and redemption price per share ($6,694,705 ÷ 6,694,705 shares of common stock issued and outstanding)	$1.00

Class M
Net asset value, offering price and redemption price per share ($12,435,910 ÷ 12,435,911 shares of common stock issued and outstanding)	$1.00

Class X
Net asset value, offering price and redemption price per share ($6,583,140 ÷ 6,583,140 shares of common stock issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share ($170,459,060 ÷ 170,459,060 shares of common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

MoneyMart Assets, Inc.	15

Statement of Operations

Six Months Ended January 31, 2009 (Unaudited)

Net Investment Income
Income
Interest	$12,887,192

Expenses
Management fee	1,671,657
Distribution fee—Class A	491,664
Distribution fee—Class L	3,762
Distribution fee—Class M	9,926
Distribution fee—Class X	5,160
Transfer agent’s fees and expenses (including affiliated expense of $301,000) (Note 3)	301,000
Reports to shareholders	75,000
Custodian’s fees and expenses	45,000
Registration fees	40,000
Legal fees and expenses	15,000
Directors’ fees	10,000
Audit fee	9,000
Miscellaneous (Note 8)	154,219

Total expenses	2,831,388

Net investment income	10,055,804

Net Realized Gain On Investments
Net realized gain on investment transactions	56,081

Net Increase In Net Assets Resulting From Operations	$10,111,885

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2009	Year Ended July 31, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$10,055,804	$34,574,612
Net realized gain on investment transactions	56,081	77,264

Net increase in net assets resulting from operations	10,111,885	34,651,876

Dividends to shareholders (Note 1)
Class A	(7,272,042)	(25,003,689)
Class B	(779,105)	(2,540,527)
Class C	(256,770)	(567,710)
Class L	(5,486)	—
Class M	(7,623)	—
Class X	(3,971)	—
Class Z	(1,786,888)	(6,539,950)

	(10,111,885)	(34,651,876)

Fund share transactions (Note 4) (at $1.00 per share)
Net proceeds from shares sold	1,046,628,535	1,751,125,165
Net asset value of shares issued to shareholders in reinvestment of dividends	9,935,883	34,543,045
Net asset value of shares issued in connection with merger (Note 7)	50,060,780	—
Cost of shares reacquired	(1,026,903,684)	(1,643,316,580)

Net increase in net assets from Fund share transactions	79,721,514	142,351,630

Total increase	79,721,514	142,351,630

Net Assets
Beginning of period	1,021,582,444	879,230,814

End of period	$1,101,303,958	$1,021,582,444

See Notes to Financial Statements.

MoneyMart Assets, Inc.	17

Notes to Financial Statements

(Unaudited)

MoneyMart Assets, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund invests primarily in a portfolio of money market instruments maturing in thirteen months or less whose ratings are within the two highest rating categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

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Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Loan Participations: The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and borrower (“intermediate participants”). The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Federal Income Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles are recorded on the ex-dividend date.

Restricted Securities: The Fund may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

MoneyMart Assets, Inc.	19

Notes to Financial Statements

(Unaudited) continued

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50 of 1% of the Fund’s average daily net assets up to $50 million and .30 of 1% of the Fund’s average daily net assets in excess of $50 million. The effective management fee rate was .309 of 1% of the average daily net assets for the six months ended January 31, 2009.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class L, Class M and Class X shares, pursuant to plans of distribution (the “Class A, L, M and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, L, M and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of .125 of 1%, .50 of 1%, 1% and 1% of the average daily net assets of the Class A, Class L, Class M and Class X shares, respectively. No distribution or service fees are paid to PIMS as distributor of Class B, Class C and Class Z shares of the Fund.

During the six months ended January 31, 2009, PIMS voluntarily waived a portion of its distribution fees on Class L, M and X shares.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

20	Visit our website at www.jennisondryden.com

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket and sub-transfer agent expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker-dealers including fees related to the services of Pruco LLP (“Pruco”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended January 31, 2009, the Fund incurred approximately $116,200 in total networking fees of which approximately $83,700 and $14,700 was paid to Pruco and First Clearing, respectively. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares. Class B, C and Z shares are not subject to any distribution and/or service fees and are offered exclusively for sale to a limited group of investors. There are 20 billion authorized shares of $.001 par value common stock divided into seven classes, which consist of 10 billion Class A, 2.5 billion Class B, 2.5 billion Class C, 1 billion Class L, 1 billion Class M, 1 billion Class X and 2 billion Class Z shares.

Transactions in shares and dollars of common stock (at $1 net asset value per share) were as follows:

Class A	Shares	Amount
Six months ended January 31, 2009:
Shares sold	947,585,441	$947,586,497
Shares issued in reinvestment of dividends	7,120,200	7,120,206
Shares issued in connection with reorganization (Note 7)	17,875,062	17,875,062
Shares reacquired	(933,356,295)	(933,356,295)

Net increase (decrease) in shares outstanding	39,224,408	$39,225,470

Year ended July 31, 2008:
Shares sold	1,604,991,711	$1,604,999,281
Shares issued in reinvestment of dividends	24,998,524	24,998,528
Shares reacquired	(1,524,606,662)	(1,524,606,663)

Net increase (decrease) in shares outstanding	105,383,573	$105,391,146

MoneyMart Assets, Inc.	21

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended January 31, 2009:
Shares sold	33,270,323	$33,271,860
Shares issued in reinvestment of dividends	733,344	733,344
Shares reacquired	(21,539,315)	(21,539,315)

Net increase (decrease) in shares outstanding	12,464,352	$12,465,889

Year ended July 31, 2008:
Shares sold	33,711,191	$33,711,559
Shares issued in reinvestment of dividends	2,372,559	2,372,587
Shares reacquired	(30,681,829)	(30,681,830)

Net increase (decrease) in shares outstanding	5,401,921	$5,402,316

Class C
Six months ended January 31, 2009:
Shares sold	22,927,067	$22,927,293
Shares issued in reinvestment of dividends	236,262	236,262
Shares issued in connection with reorganization (Note 7)	4,983,003	4,983,003
Shares reacquired	(17,999,666)	(17,999,666)

Net increase (decrease) in shares outstanding	10,146,666	$10,146,892

Year ended July 31, 2008:
Shares sold	28,700,102	$28,700,361
Shares issued in reinvestment of dividends	531,085	531,085
Shares reacquired	(21,300,511)	(21,300,511)

Net increase (decrease) in shares outstanding	7,930,676	$7,930,935

Class L
Period ended January 31, 2009*:
Shares sold	918,226	$918,226
Shares issued in reinvestment of dividends	4,787	4,787
Shares issued in connection with reorganization (Note 7)	6,783,328	6,783,328
Shares reacquired	(1,011,636)	(1,011,636)

Net increase (decrease) in shares outstanding	6,694,705	$6,694,705

Class M
Period ended January 31, 2009*:
Shares sold	904,853	$904,853
Shares issued in reinvestment of dividends	6,297	6,297
Shares issued in connection with reorganization (Note 7)	13,301,528	13,301,528
Shares reacquired	(1,776,767)	(1,776,767)

Net increase (decrease) in shares outstanding	12,435,911	$12,435,911

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Class X	Shares	Amount
Period ended January 31, 2009*:
Shares sold	217,713	$217,713
Shares issued in reinvestment of dividends	3,336	3,336
Shares issued in connection with reorganization (Note 7)	7,117,859	7,117,859
Shares reacquired	(755,768)	(755,768)

Net increase (decrease) in shares outstanding	6,583,140	$6,583,140

Class Z
Six months ended January 31, 2009:
Shares sold	40,802,093	$40,802,093
Shares issued in reinvestment of dividends	1,831,651	1,831,651
Shares reacquired	(50,464,237)	(50,464,237)

Net increase (decrease) in shares outstanding	(7,830,493)	$(7,830,493)

Year ended July 31, 2008:
Shares sold	83,713,964	$83,713,964
Shares issued in reinvestment of dividends	6,640,845	6,640,845
Shares reacquired	(66,727,576)	(66,727,576)

Net increase (decrease) in shares outstanding	23,627,233	$23,627,233

*	Commenced offering on October 27, 2008.

Note 5. Tax Information

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

MoneyMart Assets, Inc.	23

Notes to Financial Statements

(Unaudited) continued

Note 7. Reorganization

At the close of business on December 19, 2008, the Fund acquired all of the net assets of Dryden Money Market Fund, a series of Strategic Partners Mutual Funds, Inc., pursuant to a plan of reorganization approved by the Dryden Money Market Fund shareholders on November 25, 2008. The acquisition was accomplished by a tax-free issue of Class A, Class C, Class L, Class M and Class X shares for the corresponding classes of Dryden Money Market Fund. Class D shareholders of Dryden Money Market Fund received Class A shares of the Fund.

Dryden Money Market Fund		MoneyMart Assets, Inc.
Class	Shares	Class	Shares	Value
A	11,983,673	A	17,875,062	$17,875,062
C	4,981,703	C	4,983,003	4,983,003
D	5,948,710	L	6,783,328	6,783,328
L	6,782,613	M	13,301,528	13,301,528
M	13,336,994	X	7,117,859	7,117,859
X	7,142,761

The aggregate net assets of Dryden Money Market Fund and the Fund immediately before the acquisition were $50,136,632 and $1,072,491,665, respectively.

The Fund acquired a capital loss carryforward from the merger with Dryden Money Market Fund of approximately $13,200. The future utilization of the acquired capital loss carryforward may be limited under certain conditions defined in the Internal Revenue Code of 1986, as amended.

Note 8. Other

On October 6, 2008 and December 3, 2008, the Board of Directors approved the Fund’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”) through December 18, 2008 and its subsequent extension by the Treasury through April 30, 2009, respectively.

The Fund is responsible for payment of fees required to participate in the Program which would not be subject to any waivers or expense limitation in effect for the Fund, if any. The participation fee paid for the initial three-month term of the Program and the extension was 0.01% and 0.015%, respectively, of the net asset value of the Fund as of

24	Visit our website at www.jennisondryden.com

September 19, 2008. Such fee is included in miscellaneous expenses on the Statement of Operations.

As a requirement of participation in the Program, the Fund has agreed to be liquidated if its net asset value declines to below $0.995 (a “Guarantee Event”) if such Guarantee Event is not cured as specified in the Program. The Program’s guarantee, subject to certain conditions, only applies to the lesser of the number of shares held by an investor as of the close of business on September 19, 2008 or the number of shares owned when a Guarantee Event occurs.

MoneyMart Assets, Inc.	25

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended January 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000

Income from investment operations:
Net investment income and net realized gains	.009
Dividends to shareholders	(.009)

Net asset value, end of period	$1.000

Total Return(b):	.93%
Ratios/Supplemental Data:
Net assets, end of period (000)	$791,576
Average net assets (000)	$780,249
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.56	%(c)
Expenses, excluding distribution and service (12b-1) fees	.43	%(c)
Net investment income	1.84	%(c)

(a)	For the seven-month period ended July 31, 2007. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 2007.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class A
Year Ended July 31, 2008	Seven-Month Period Ended July 31, 2007(a)		Year Ended December 31,
			2006	2005	2004	2003

$1.000	$1.000		$1.000	$1.000	$1.000	$1.000

.037	.028		.044	.025	.007	.006
(.037)	(.028)		(.044)	(.025)	(.007)	(.006)

$1.000	$1.000		$1.000	$1.000	$1.000	$1.000

3.79%	2.74%		4.46%	2.58%	.70%	.65%
$752,350	$646,959		$652,403	$698,040	$890,637	$5,089,405
$698,827	$640,915		$651,453	$786,418	$2,823,600	$6,535,734
.54%	.58	%(c)	.68%	.80%	.71%	.62%
.42%	.45	%(c)	.56%	.67%	.58%	.49%
3.57%	4.84	%(c)	4.38%	2.46%	.54%	.63%

See Notes to Financial Statements.

MoneyMart Assets, Inc.	27

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended January 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000

Income from investment operations:
Net investment income and net realized gains	.010
Dividends to shareholders	(.010)

Net asset value, end of period	$1.000

Total Return(c):	1.00%
Ratios/Supplemental Data:
Net assets, end of period (000)	$82,056
Average net assets (000)	$79,037
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.43	%(d)
Expenses, excluding distribution and service (12b-1) fees	.43	%(d)
Net investment income	1.95	%(d)

(a)	For the seven-month period ended July 31, 2007. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 2007.
(b)	Commencement of offering.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended July 31, 2008	Seven-Month Period Ended July 31, 2007(a)		Year Ended December 31, 2006	March 11, 2005(b) through December 31, 2005

$1.000	$1.000		$1.000	$1.000

.038	.029		.045	.023
(.038)	(.029)		(.045)	(.023)

$1.000	$1.000		$1.000	$1.000

3.92%	2.81%		4.59%	2.37%

$69,590	$64,188		$70,962	$83,891
$67,467	$67,491		$76,873	$90,153

.42%	.45	%(d)	.56%	.65	%(d)
.42%	.45	%(d)	.56%	.65	%(d)
3.76%	4.97	%(d)	4.51%	2.84	%(d)

See Notes to Financial Statements.

MoneyMart Assets, Inc.	29

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended January 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000

Income from investment operations:
Net investment income and net realized gains	.010
Dividends to shareholders	(.010)

Net asset value, end of period	$1.000

Total Return(c):	1.00%
Ratios/Supplemental Data:
Net assets, end of period (000)	$31,500
Average net assets (000)	$26,564
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.43	%(d)
Expenses, excluding distribution and service (12b-1) fees	.43	%(d)
Net investment income	1.91	%(d)

(a)	For the seven-month period ended July 31, 2007. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 2007.
(b)	Commencement of offering.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended July 31, 2008	Seven-Month Period Ended July 31, 2007(a)		Year Ended December 31, 2006	March 11, 2005(b) through December 31, 2005

$1.000	$1.000		$1.000	$1.000

.038	.029		.045	.023
(.038)	(.029)		(.045)	(.023)

$1.000	$1.000		$1.000	$1.000

3.92%	2.81%		4.59%	2.37%

$21,353	$13,422		$12,373	$10,882
$15,596	$12,867		$13,294	$12,218

.42%	.45	%(d)	.56%	.65	%(d)
.42%	.45	%(d)	.56%	.65	%(d)
3.63%	4.97	%(d)	4.56%	2.87	%(d)

See Notes to Financial Statements.

MoneyMart Assets, Inc.	31

Financial Highlights

(Unaudited) continued

	Class L
	October 27, 2008(a) through January 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000

Income from investment operations:
Net investment income and net realized gains	.003
Dividends to shareholders	(.003)

Net asset value, end of period	$1.000

Total Return(b):	.33%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,695
Average net assets (000)	$3,027
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.90	%(d)
Expenses, excluding distribution and service (12b-1) fees	.43	%(d)
Net investment income	.68	%(d)

(a)	Commencement of offering.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	A portion of the distribution fees was waived during the six months ended January 31, 2009. If a portion of the distribution fees was not waived, the expense ratio, including distribution and service (12b-1) fees and net investment income ratio would have been .93% and .65%, respectively.
(d)	Annualized.

See Notes to Financial Statements.

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	Class M
	October 27, 2008(a) through January 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000

Income from investment operations:
Net investment income and net realized gains	.003
Dividends to shareholders	(.003)

Net asset value, end of period	$1.000

Total Return(b):	.27%
Ratios/Supplemental Data:
Net assets, end of period (000)	$12,436
Average net assets (000)	$5,734
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.08	%(d)
Expenses, excluding distribution and service (12b-1) fees	.43	%(d)
Net investment income	.50	%(d)

(a)	Commencement of offering.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	A portion of the distribution fees was waived during the six months ended January 31, 2009. If a portion of the distribution fees was not waived, the expense ratio, including distribution and service (12b-1) fees and net investment income ratio would have been 1.43% and .15%, respectively.
(d)	Annualized.

See Notes to Financial Statements.

MoneyMart Assets, Inc.	33

Financial Highlights

(Unaudited) continued

	Class X
	October 27, 2008(a) through January 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000

Income from investment operations:
Net investment income and net realized gains	.003
Dividends to shareholders	(.003)

Net asset value, end of period	$1.000

Total Return(b):	.27%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,583
Average net assets (000)	$2,987
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.08	%(d)
Expenses, excluding distribution and service (12b-1) fees	.43	%(d)
Net investment income	.50	%(d)

(a)	Commencement of offering.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	A portion of the distribution fees was waived during the six months ended January 31, 2009. If a portion of the distribution fees was not waived, the expense ratio, including distribution and service (12b-1) fees and net investment income ratio would have been 1.43% and .15%, respectively.
(d)	Annualized.

See Notes to Financial Statements.

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This Page Intentionally Left Blank

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended January 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000

Income from investment operations:
Net investment income and net realized gains	.010
Dividends to shareholders	(.010)

Net asset value, end of period	$1.000

Total Return(b):	1.00%
Ratios/Supplemental Data:
Net assets, end of period (000)	$170,459
Average net assets (000)	$179,977
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.43	%(c)
Expenses, excluding distribution and service (12b-1) fees	.43	%(c)
Net investment income	1.96	%(c)

(a)	For the seven-month period ended July 31, 2007. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 2007.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended July 31, 2008	Seven-Month Period Ended July 31, 2007(a)		Year Ended December 31,
			2006	2005	2004	2003
$1.000	$1.000		$1.000	$1.000	$1.000	$1.000

.038	.029		.045	.027	.008	.008
(.038)	(.029)		(.045)	(.027)	(.008)	(.008)

$1.000	$1.000		$1.000	$1.000	$1.000	$1.000

3.92%	2.81%		4.59%	2.70%	.82%	.77%
$178,289	$154,662		$150,156	$187,925	$192,613	$187,718
$173,762	$150,056		$178,667	$187,379	$188,931	$198,143
.42%	.45	%(c)	.56%	.67%	.58%	.49%
.42%	.45	%(c)	.56%	.67%	.58%	.49%
3.76%	4.97	%(c)	4.43%	2.64%	.83%	.75%

See Notes to Financial Statements.

MoneyMart Assets, Inc.	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E. A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.prudential.com/myaccess and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the view/change option at the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, MoneyMart Assets, Inc., Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

MoneyMart Assets, Inc.
Share Class	A	B	C	L	M	X	Z
NASDAQ	PBMXX	MJBXX	MJCXX	N/A	N/A	N/A	PMZXX
CUSIP	60936A308	60936A506	60936A605	60936A704	60936A803	60936A886	60936A407

MF108E2    IFS-A162676    Ed. 03/2009

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MoneyMart Assets, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	March 31, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	March 31, 2009

*	Print the name and title of each signing officer under his or her signature.